Reclassified Equity Contracts (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Reclassified Equity Contracts, Shares (in shares)	6,800,000
Excess Of Common Stock Outstanding (in shares)	7,000,000
Gain On Increase Of Authorised Common Share	$ 500
Liability Reclassified As Additional Paid In Capital	$ 30,000